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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011

Check here if Amendment [  ]; Amendment Number:_____________

   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Windham Capital Management, LLC
Address:   200 Clarendon St, 26th Floor
           Boston, MA 02116

13F File Number: 28-14140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Charles Cutrell
Title:     Managing Partner
Phone:     (617)419-3911

Signature, Place, and Date of Signing:

/s/ Charles Cutrell                      Boston, MA          11/02/2011
----------------------------------                    -------------------------
        [Signature]                     [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      ____________

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $621,216,941
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                           FORM 13F INFORMATION TABLE

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
        COLUMN 1             COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ----------------------
                                                       VALUE     SHRS OR    SH/ PUT  INVESTMENT  OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE  SHARED    NONE
------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- ----- ------ ---------
Vanguard Intl Equity
  Index Fund             ALLWRLD EX US    922042775   201.46016        5203 SH       SOLE                    0             5203
iShares Tr               S&PCITI1-3YRTB   464288125   215.23005        2107 SH       SOLE                  231             1876
iShares Tr               HIGH YLD CORP    464288513   445.87389        5383 SH       SOLE                  116             5267
iShares Tr               JPMORGAN USD     464288281   459.78023        4361 SH       SOLE                  517             3844
iShares Tr               MSCI GRW IDX     464288885   618.66392       12413 SH       SOLE                  815            11598
Vanguard Index Funds     GROWTH ETF       922908736   839.71534       15011 SH       SOLE                  996            14015
SPDR Series Trust        BRCLYS YLD ETF   78464a417  1032.03204    28517.05 SH       SOLE                  264         28253.05
PIMCO ETF TR             1-5 US TIP IDX   72201R205   1992.2879   37576.158 SH       SOLE                 3194         34382.16
Vanguard Intl Equity
 Index Fund              GLB EX US ETF    922042676    3580.981       87341 SH       SOLE                 6639            80702
iShares Tr               BARCLYS 7-10 YR  464287440  5531.55672   52646.395 SH       SOLE                  700          51946.4
iShares Tr               MSCI VAL IDX     464288877  6710.16824  161729.772 SH       SOLE                 4841         156888.8
SPDR Series Trust        NUVN BRCLY MUNI  78464a458  7065.17794  301801.706 SH       SOLE                27301         274500.7
SPDR Series Trust        NUVN BR SHT MUNI 78464a425  7199.51936  295668.146 SH       SOLE                28799         266869.1
PowerShares DB Commodity
 Index Track             UNIT BEN INT     73935s105 10168.90675      394909 SH       SOLE                    0           394909
Vanguard Index Funds     MID CAP ETF      922908629 10667.84475  163868.583 SH       SOLE                 2922         160946.6
SPDR Index Funds         DJ INTL RL ETF   78463x863 11657.73447  363735.865 SH       SOLE                 2042         361693.9
SPDR Series Trust        DB INT GVT ETF   78464a490 13502.30562  236013.033 SH       SOLE                 5636           230377
JPMorgan Chase & Co      ALERIAN ML ETN   46625h365  14928.1329      438418 SH       SOLE                 8555           429863
iShares Tr               S&P NTL AMTFREE  464288414 15108.50026  141664.325 SH       SOLE                12460         129204.3
PowerShares Global ETF
 Trust                   SOVEREIGN DEBT   73936t573 15536.07336  594113.704 SH       SOLE                18860         575253.7
Vanguard Index Funds     SMAll CAP ETF    922908751 17029.20511  277484.196 SH       SOLE                 4797         272687.2
Vanguard Bond Index Fund SHORT TRM BOND   921937827 17531.07953  215316.624 SH       SOLE                 2630         212686.6
Vanguard Intl Equity
 Index Fund              FTSE SMCAP ETF   922042718 17517.28776  223292.387 SH       SOLE                 4414         218878.4
iShares Tr               IBOXX INV CPBD   464287242 18305.25012  162988.604 SH       SOLE                 2041         160947.6
Vanguard Index Funds     REIT ETF         922908553 18805.72039  369681.942 SH       SOLE                 8185         361496.9
Vanguard Index Funds     VALUE ETF        922908744 20574.22236  437284.216 SH       SOLE                 6732         430552.2
iShares Tr               BARCLYS 1-3YR CR 464288646 20798.18618  200021.025 SH       SOLE                 2097           197924
iShares Tr               BARCLYS TIPS BD  464287176 22434.57988 196278.0392 SH       SOLE                 4840           191438
Barclays Bank PLC        DJUBS CMDT ETN36 06738c778 26924.13656      645044 SH       SOLE                16490           628554
Vanguard Intl Equity
 Index Fund              EMR MKT ETF      922042858 30865.59897  861445.687 SH       SOLE                14973         846472.7
SPDR Series Trust        BRCLYS INTL ETF  78464a516 43877.70361  729956.806 SH       SOLE                14470         715486.8
Vanguard Tax-Managed
 Fund                    EUROPE PAC ETF   921943858 61032.51898 2025639.528 SH       SOLE                39732          1985908
Vanguard Index Funds     STK MRK ETF      922908769 87064.92736 1508401.375 SH       SOLE                28466          1479935
Vanguard Bond Index Fund TOTAL BND MRKT   921937835 90994.57967 1086632.191 SH       SOLE                 9578          1077054
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